Stockholders' Equity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity
Share-based compensation (in shares)	788,001	10,583,157	2,409,681
Share-based compensation, value	$ 95,360	$ 423,783	$ 371,737